Other Intangible Assets - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Technology [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Software [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Software [Member] | Top of range [member]
IFRS Statement [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Others | Bottom of range [member]
IFRS Statement [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Others | Top of range [member]
IFRS Statement [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years